                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                             DATED JANUARY 31, 2008

    The Prospectus is hereby supplemented as follows:

The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Mark Paris, an Executive Director of the Adviser, and Robert J. Stryker, a Vice President of the Adviser.

Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in December 2007. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in July 2005.

All team members are responsible for the execution of the overall strategy of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     CAISPT 5/08

                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                             DATED JANUARY 31, 2008

     The Prospectus is hereby supplemented as follows:

The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Mark Paris and Robert W. Wimmel, each an Executive Director of the Adviser, and Robert J. Stryker, a Vice President of the Adviser.

Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in May 2008. Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in July 2005. Mr. Stryker has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in July 2005.

All team members are responsible for the execution of the overall strategy of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    TFINSPT 5/08

                           VAN KAMPEN TAX FREE TRUST

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS-CALIFORNIA INSURED TAX FREE FUND," the first paragraph is hereby deleted.

     (2) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS-INSURED TAX FREE INCOME FUND," the first paragraph is hereby deleted and replaced with the following:

     As of December 19, 2007, Mark Paris managed 14 registered investment companies with a total of approximately $11.4 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (3) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS-CALIFORNIA INSURED TAX FREE FUND," is hereby deleted in its entirety and replaced with the following:

     As of September 30, 2007, the dollar range of securities beneficially owned by the portfolio manager in such Fund is shown below:
     Robert J. Stryker -- none.

     As of December 19, 2007, the dollar range of securities beneficially owned by the portfolio manager in such Fund is shown below:
     Mark Paris -- none.

     (4) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS-INSURED TAX FREE INCOME FUND," is hereby deleted in its entirety and replaced with the following:

     As of September 30, 2007, the dollar range of securities beneficially owned by each portfolio manager in such Fund is shown below:
     Robert W. Wimmel -- none;
     Robert J. Stryker -- none.

     As of April 30, 2008, the dollar range of securities beneficially owned by the portfolio manager in such Fund is shown below:
     Mark Paris -- none.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MULTIFNDSPT 5/08